Financial Assets and Liabilities - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 22, 2023 USD ($)	Feb. 28, 2022 USD ($)
Disclosure of financial assets and liabilities [line items]
Lease liabilities discontinued operation	$ 51,500
Cash and cash equivalents	136,708	$ 89,789
Equity payment eligible to be received					$ 140,000
Research tax credit receivable	11,900
Line Of Credit Facility Tranche B [Member]
Disclosure of financial assets and liabilities [line items]
Liability related to the EIB loan | €				€ 15.0
FRANCE
Disclosure of financial assets and liabilities [line items]
Non current financial assets	800	700	$ 1,000
Research tax credit receivable	5,600	6,700				$ 800
UNITED STATES
Disclosure of financial assets and liabilities [line items]
Non current financial assets	7,100	$ 8,100	$ 6,000
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
Borrowings	14,100
Loan received from bank | €				18.5
European Investment Bank Loan [Member]
Disclosure of financial assets and liabilities [line items]
Liability related to the EIB loan	$ 20,000
Notional amount | €				€ 40.0
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	87.00%	59.00%	57.00%